Consolidated Statements of Operations - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Net Sales	$ 4,298,580	$ 1,250,028	$ 1,960,688	$ 4,565,652	$ 1,294,861
Cost of Goods Sold, includes depreciation and amortization of $613,569 and $73,295, $506,159 $66,405 and $141,575, respectively, and federal excise taxes of 114,285 of $131,339, $406,255, $194,003, and $132,294, respectively	4,951,796	1,105,456	1,667,614	4,795,346	1,303,586
Gross Margin	(653,216)	144,572	293,074	(229,694)	(8,725)
Operating Expenses
Selling and marketing	221,928	351,416	585,294	1,414,399	759,053
Corporate general and administrative	1,099,643	678,100	589,983	3,385,096	2,154,498
Employee salaries and related expenses	1,217,692	878,988	914,258	3,855,167	1,046,667
Depreciation and amortization expense	454,862	15,397	5,853	96,302	7,285
Total operating expenses	2,994,125	1,923,901	2,095,388	8,750,964	3,967,503
Loss from Operations	(3,647,341)	(1,779,329)	(1,802,314)	(8,980,658)	(3,976,228)
Other Income/(Expenses)
Interest expense	(194,061)	(1,497)	5,086	(610,600)	(532,752)
Loss on purchase				(2,118,154)
Loss on vendor notes receivable foreclosure					(1,279,921)
(Loss) before Income Taxes	(3,841,402)	(1,780,826)	(1,797,228)	(11,709,412)	(5,788,901)
Provision for Income Taxes
Net (Loss)	$ (3,841,402)	$ (1,780,826)	$ (1,797,228)	$ (11,709,412)	$ (5,788,901)
Basic and fully diluted:
Weighted average number of shares outstanding	44,577,950	30,393,076	26,045,890	33,601,569	19,279,601
(Loss) per share	$ (0.09)	$ (0.06)	$ (0.07)	$ (0.35)	$ (0.30)
Ammunition Sales [Member]
Net Sales	$ 1,141,499	$ 1,250,028	$ 1,960,688	$ 3,985,574	$ 1,294,861
Casing Sales [Member]
Net Sales	$ 3,157,081			$ 580,078